Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets, Net [Abstract]
Amortization expense	$ 1,312,279	$ 789,925	$ 738,837